LEASES (Tables)	3 Months Ended
Mar. 31, 2019
Presentation of leases for lessee [abstract]
Schedule of associated lease liabilities
	ROU - Land use Rights	ROU - Buildings	ROU - Equipment	Total
	$	$	$	$
Costs:
Balance, Applied January 1, 2019	3,634,227	1,371,759	178,179	5,184,165
Additions	-	-	-	-
Disposals	-	-	-	-
Balance, March 31, 2019	3,634,227	1,371,759	178,179	5,184,165

Accumulated Depreciation:
Balance, Applied January 1, 2019	181,711	449,664	22,560	653,935
Amortization During period	30,285	54,744	9,203	94,232
Disposals	-	-	-	-
Balance, December 31, 2018	211,997	504,408	31,763	748,167

Carrying value:
March 31, 2019	3,422,230	867,351	146,416	4,435,998
December 31, 2018	-	-	-	-

Schedule of lease liabilities
The following table reconciles the opening and ending balances of the lease liabilities:

$
Lease Liabilities Recognized at January 1, 2019	4,729,324
Lease Payments	(156,367)
Interest Incurred	88,322
Balance, March 31, 2019	4,661,279

Schedule of undiscounted lease liabilities	Contractual Undiscounted Cash Flows:
$
Less than one year	648,131
One to Five Years	2,142,053
More than Five Years	7,508,248
Balance, March 31, 2019	10,298,432